Cover	Sep. 28, 2022	Jun. 27, 2022
Cover [Abstract]
Document Period End Date	Sep. 28, 2022
Document Type	8-K
Entity Registrant Name	JEFFERIES FINANCIAL GROUP INC.
Entity File Number	1-5721
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-2615557
Entity Address, Address Line One	520 Madison Avenue
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	460-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock; Par Value $1.00 Per Share
Trading Symbol		JEF
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000096223
Amendment Flag	false